Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Annual Rates of Depreciation	Annual rates of depreciation are as follows:
Land	1%
Building	2%
Machinery and equipment	10% - 33%
Computer equipment and software	20% - 33%
Office furniture and equipment	6% - 20%
Automobiles	15%

Schedule of Deferred Revenue in Consolidated Balance Sheets
These amounts are recorded as deferred revenue in the Consolidated Balance Sheets.

Year Ended December 31, 2018
U.S. Dollars (in thousands)
Beginning of year	1,037
Deferral of revenue	1,764
Recognition of deferred revenue	(977)

Balance at end of year	1,824